Stock-Based Compensation (Tables)	12 Months Ended
May 29, 2011
Stock-Based Compensation
Recognized Stock-Based Compensation Expense

(in millions)	Fiscal Year
	2011	2010	2009
Stock options	$20.7	$20.2	$20.4
Restricted stock/restricted stock units	9.9	10.2	9.4
Darden stock units	17.1	13.1	8.4
Performance stock units	15.6	6.8	0.4
Employee stock purchase plan	1.9	1.8	1.6
Director compensation program/other	1.4	1.4	1.3
	$66.6	$53.5	$41.5

Summary Of Stock Option Activity

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	13.9	$ 30.38	5.62	$ 173.9
Options granted	1.5	42.81
Options exercised	(2.3)	24.64
Options canceled	(0.1)	34.83
Outstanding end of period	13.0	$ 32.77	5.53	$ 235.6
Exercisable	7.8	$ 30.16	3.90	$ 161.1

Summary Of Restricted Stock And RSU Activity

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.8	$28.73
Shares granted	—	—
Shares vested	(0.2)	33.86
Outstanding end of period	0.6	$29.36

Summary Of Darden Stock Unit Activity

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.6	$42.90
Units granted	0.6	41.53
Units vested	(0.2)	34.49
Units canceled	(0.1)	36.87
Outstanding end of period	1.9	$50.92

Summary Of Performance Stock Unit Activity

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	0.9	$37.66
Units granted	0.3	42.58
Units vested	(0.2)	36.50
Units canceled	—	—
Outstanding end of period	1.0	$37.91